Trade and Other Receivables - Schedule of Change in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of year	$ 38	$ 37
Charges	19	35
Write-offs	(36)	(34)
Translation and other, net	(1)
Balance at end of year	$ 20	$ 38